PROSPECTUS SUPPLEMENT DATED JULY 31, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C, R and Investor Class shares of the Fund listed below:

AIM DYNAMICS FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 7 of the prospectus:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Paul Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with Invesco Aim and/or its affiliates since 1994. As the lead manager, Mr. Rasplicka generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rasplicka may perform these functions, and the nature of these functions, may change from time to time.

     - Brent Lium, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Aim and/or its affiliates since 2003.

         More information on the portfolio managers may be found on the advisor's website http://www.invescoaim.com. The website is not part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED JULY 31, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:

AIM CORE BOND FUND
AIM DYNAMICS FUND
AIM GLOBAL REAL ESTATE FUND
AIM HIGH YIELD FUND
AIM INCOME FUND
AIM LIMITED MATURITY TREASURY FUND
AIM MONEY MARKET FUND
AIM REAL ESTATE FUND
AIM SHORT TERM BOND FUND
AIM U.S. GOVERNMENT FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS --DYNAMICS" on page 36 of the prospectus:

     - "Paul Rasplicka (lead manager) Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with Invesco Aim and/or its affiliates since 1994.

     - Brent Lium, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Aim and/or its affiliates since 2003."

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JULY 31, 2008

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, A3, B, C, R, AIM Cash Reserve Shares, Investor and Institutional Class shares, as applicable, of the Funds listed below:

AIM CORE BOND FUND
AIM DYNAMICS FUND
AIM GLOBAL REAL ESTATE FUND
AIM HIGH YIELD FUND
AIM INCOME FUND
AIM LIMITED MATURITY TREASURY FUND
AIM MONEY MARKET FUND
AIM MUNICIPAL BOND FUND
AIM REAL ESTATE FUND
AIM SHORT TERM BOND FUND
AIM U.S. GOVERNMENT FUND

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS -- AIM DYNAMICS FUND" on page H-1 of the Statement of Additional Information. The following table reflects information as of July 31, 2007 (except as noted):


----------------------------------------------------------------------------------------------------------------------
                                     OTHER REGISTERED MUTUAL      OTHER POOLED INVESTMENT           OTHER ACCOUNTS
                                    FUNDS MANAGED (ASSETS IN      VEHICLES MANAGED (ASSETS              MANAGED
                       DOLLAR              MILLIONS)                    IN MILLIONS)              (ASSETS IN MILLIONS)
                      RANGE OF      ------------------------      ------------------------        --------------------
                    INVESTMENTS        NUMBER                       NUMBER                         NUMBER
"PORTFOLIO            IN EACH           OF                            OF                             OF
  MANAGER             FUND(1)        ACCOUNTS       ASSETS         ACCOUNTS         ASSETS        ACCOUNTS     ASSETS
----------------------------------------------------------------------------------------------------------------------
                                                       AIM DYNAMICS FUND
----------------------------------------------------------------------------------------------------------------------
Brent Lium(2)        $100,001-
                     $500,000         None           None            None            None           None        None
----------------------------------------------------------------------------------------------------------------------
Paul Rasplicka       $500,001-
                    $1,000,000         4           $2,494.0          None            None            4          $0.2
----------------------------------------------------------------------------------------------------------------------

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Lium began serving as portfolio manager on AIM Dynamics Fund on July 31, 2008. Information for Mr. Lium has been provided as of June 30, 2008."